RELATED PARTY TRANSACTIONS - Related Party (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 09, 2021	Mar. 31, 2024	Dec. 31, 2023	May 04, 2024	May 03, 2024	Jan. 26, 2024	Jul. 27, 2023	Dec. 31, 2022
Commercial Paper [Member] | Cycurion, Inc [Member]
RELATED PARTY TRANSACTIONS
Interest rate								5.00%
Interest expense	$ 4,222		$ 7,972	$ 4,222
Long-Term Debt, Gross									$ 0
Debt Instrument, Face Amount	$ 200,000		$ 300,000	200,000			$ 300,000	$ 200,000
Subsequent Event [Member]
RELATED PARTY TRANSACTIONS
Debt Instrument, Face Amount					$ 554,269		$ 300,000
Subsequent Event [Member] | Commercial Paper [Member] | Cycurion, Inc [Member]
RELATED PARTY TRANSACTIONS
Debt Instrument, Face Amount						$ 554,269
Related Party Loans | Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note				$ 1,500,000
Conversion price per share	$ 10.00		$ 10.00	$ 10.00
Loan outstanding amount	$ 0		$ 0	$ 0					0
Promissory Note With Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note		$ 300,000
Notes Payable - Outstanding Balance	$ 80,000			$ 80,000					$ 80,000